Stock-Based Compensation (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stock-Based Compensation [Abstract]
Summary of Stock-Based Compensation Expense
The following table presents the classification of stock-based compensation expense recognized for the periods below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2018	2017	2018	2017
Selling, general and administrative expense	$440	$106	$1,446	$351
Research and development expense	(3)	5	98	43
Total stock-based compensation expense	$437	$111	$1,544	$394

The following table summarizes the stock-based compensation expense which was recognized in the consolidated statements of operations for the years ended December 31,
(Dollars in thousands)	2017	2016
Selling, general and administrative	$452	$630
Research and development	50	385
Total	$502	$1,015

Summary of Plan Stock Option Activity
The following is a summary of the Plans’ stock option activity during the years ended December 31:
	2017		2016
	Options Outstanding	Weighted Average Exercise Price	Options Outstanding	Weighted Average Exercise Price
Beginning Balance	272	$34,021.57	192	$50,536.33
Granted	2,461	$167.30	142	$7,739.83
Exercised	—	—	—	—
Forfeited/expired	(171)	$36,429.90	(62)	$34,438.16
Outstanding at December 31	2,562	$1,049.93	272	$34,021.57
Vested at December 31	148	$26,176.14	126	$52,842.53

Schedule of Weighted Average Assumptions used in Black-Scholes Option Pricing Model
The following table provides the weighed average assumptions used in the Black-Scholes option pricing model for the years ended December 31:
	2017	2016
Expected dividend yield	0%	0%
Risk-free interest rate	1.97%	1.71%
Expected volatility	103%	86%
Expected life (in years)	6.25	6.25

Summary of Restricted Stock Award Activity
The following table summarizes restricted stock award activity during 2017 and 2016:
	2017		2016
	RSUs	Weighted Average Grant Price	RSUs	Weighted Average Grant Price
Nonvested, beginning balance	33	$9052.37	1	$36,036.00
Granted	11	$1,514.80	82	$7,755.23
Vested	(29)	$1,854.56	(48)	$4545.45
Forfeited	—	—	(2)	$5,964.00
Nonvested at December 31	15	$7,297.22	33	$9,052.37